Profit from Operations - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 1,450	£ 1,512	£ 1,038
Impairment of goodwill	209	194
Property, plant and equipment [member]
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	752	702	550
Other Trademarks and Similar Assets
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	360	508	377
Computer Software
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 129	£ 108	£ 111